Segment Information - Reconciliation of Segment EBITDA to Loss before income taxes (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Segment Reporting Information [Line Items]
Segment EBITDA	$ (2,455)	$ (4,946)
Depreciation and amortization	212	192
Loss on investments accounted for under the equity method (note 8)	(1,381)	(3,884)
Foreign exchange loss (gain)	1,007	(1,203)
Interest on long-term debt	90	192
Interest and other income, net of bank charges	(742)	(649)
Loss before income taxes in continuing operations	(5,594)	(5,205)
Operating Segments
Segment Reporting Information [Line Items]
Segment EBITDA	(2,455)	(4,946)
Depreciation and amortization	2,009	1,760
Loss on investments accounted for under the equity method (note 8)	0	0
Operating Segments | Cespira
Segment Reporting Information [Line Items]
Segment EBITDA	(1,479)	(4,742)
Corporate
Segment Reporting Information [Line Items]
Loss on investments accounted for under the equity method (note 8)	(1,381)	(3,884)
Corporate and unallocated operating expenses	$ 2,670	$ 2,585